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CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares					Fair Value
	COMMON STOCKS — 2.5%
	PRIVATE - 1.9%
580,645	Boca Homecare Holdings, Inc. (Equity)(a),(c),(e)				$ 568,515
155,086	CGA Holdings, Inc., Class A(a),c),(e)				155,086
3,760,000	IENTC 1, LLC(b),(c), ,(e)				5,423,637
					6,147,238
	REAL ESTATE INVESTMENT TRUSTS - 0.6%
388,344	Creative Media & Community Trust Corp.(f)				1,937,837

	TOTAL COMMON STOCKS (Cost $7,605,988)				8,085,075

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	BANK LOANS — 21.0%
	CONSUMER NON-CYCLICAL — 2.4%
1,026,443	Baart Programs, Inc., Second Lien Term Loan (g),(h)	3M US L + 8.500%	13.4810	06/11/28	949,459
500,000	Bengal Debt Merger SUB, LLC TL 1L (g)	3M SOFR + 6.000%	10.9980	01/24/30	401,625
378,788	MedMark Services, Inc., Second Lien Term Loan (g)	3M SOFR + 8.500%	13.6590	06/11/28	350,379
1,016,949	RC Buyer, Inc., Second Lien Initial Term Loan (g)	3M SOFR + 6.500%	11.7530	07/30/29	947,034
2,985,000	Spear Education Holdings, LLC Term A Loan (a),e),(g)	3M SOFR + 7.500%	12.5480	12/15/27	2,921,578
430,240	Spring Education Group, Inc., Second Lien Initial Term Loan (g)	3M US L + 8.250%	13.4090	07/30/26	414,106
1,985,000	Tony's Fresh Market / Cardenas Markets First lien Term Loan (g)	3M SOFR + 6.750%	11.7480	08/01/29	1,977,145
					7,961,326
	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
2,000,000	Idera, Inc. (g),(h)	1M SOFR + 6.750%	11.8800	03/02/29	1,768,130

	FINANCIAL SERVICES — 0.6%
2,000,000	PSB Group, LLC, Term Loan (Last Out) - May 2023 (a),(e)	3M SOFR + 7.629%	12.9350	09/17/26	1,980,000

	FINANCIALS — 0.2%
794,000	Avison Young Canada, Inc., First Lien Term Loan (g),(h)	1M SOFR + 7.000%	12.2680	01/31/26	497,500

	FOOD PRODUCTS — 0.2%
833,333	BCPE North Star US Holdco 2, Inc. 2L TL (g),(h)	3M US L + 7.250%	12.4090	06/08/29	708,333

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	BANK LOANS — 21.0% (Continued)
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
163,043	Kreg LLC, Revolver(a),(e),(g),(i)	3M US L + 6.250%	11.7600	12/20/26	$ 151,239
2,064,011	Kreg LLC, Term Loan(a),(e),(g)	3M SOFR + 2.250%	7.2980	12/20/26	1,890,729
					2,041,968
	HEALTH CARE PROVIDERS & SERVICES — 6.8%
580,645	Boca Home Care Holdings Revolver (a),(e),(g),(i)	1M SOFR + 6.500%	11.5653	02/25/27	564,213
5,001,895	Boca Home Care Holdings, Inc Delayed Draw Term Loan (a),(e),(g)	3M SOFR + 6.500%	11.6480	02/25/27	4,891,725
1,535,715	CVAUSA Management, LLC Primary DDTL (a),(e),(g)	3M SOFR + 6.500%	11.4957	05/22/29	1,535,715
642,857	CVAUSA Management, LLC Secondary DDTL (a),(e),(g)	3M SOFR + 6.500%	11.4957	05/22/29	642,857
285,714	CVAUSA Management, LLC, Revolver, TL (a),(e),(g)	3M SOFR + 6.500%	11.4957	05/22/28	277,143
1,535,714	CVAUSA Management, LLC, Term Loan (a),(e),(g)	6M SOFR + 6.500%	11.5940	05/22/29	1,489,643
715,677	Honor HN Buyer, Inc. Delayed Draw Term Loan (a),(e),(g),(i)	3M SOFR + 5.750%	10.7980	10/15/27	1,521,415
132,013	Honor HN Buyer, Inc. Revolver (a),(e),(g),(i)	Prime + 4.750%	10.2760	10/15/27	132,013
1,130,299	Honor HN Buyer, Inc. Term Loan (a),(e),(g)	3M SOFR + 5.750%	10.7980	10/15/27	1,141,213
333,333	One GI Intermediate LLC, Revolver Upsize (a),(e),(g)	1M SOFR + 6.750%	11.9610	12/22/25	309,833
1,723,750	One GI Intermediate LLC, Tranche B Delayed Draw Term Loan (a),(e),(g)	1M SOFR + 6.750%	12.0030	12/22/25	1,606,292
914,390	One GI Intermediate LLC, Tranche C Delayed Draw Term Loan (a),(e),(g),(i)	1M SOFR + 6.750%	11.9480	12/22/25	852,042
147,059	Shiftkey, Revolver (a),(e),(g),(i)	3M SOFR + 5.750%	10.6160	06/21/27	145,250
2,329,412	Shiftkey, Term Loan (a),(e),(g)	3M SOFR + 5.750%	10.9100	06/21/27	2,306,570
3,989,880	Spectrum Vision Partners, LLC (a),(e)	3M SOFR + 6.500%	11.8430	11/18/24	3,960,000
					21,375,924
	HOTELS, RESTAURANTS & LEISURE — 1.4%
1,440,000	SS Acquisition LLC, Delayed Draw Term Loan(a),(e),(g)	3M SOFR + 7.473%	12.6250	12/30/26	1,444,176
3,000,000	SS Acquisition LLC, Term Loan(a),(e),(g)	3M SOFR + 6.768%	11.9190	12/30/26	2,961,900
					4,406,076
	HOUSEHOLD DURABLES — 0.2%
1,000,000	Astro One Acquisition Corporation (g),(h)	3M US L + 8.500%	13.6630	09/14/29	527,000

	INDUSTRIAL — 1.1%
2,487,500	AIDC Intermediate Co. 2, LLC, Term Loan(a),(e),(g)	3M SOFR + 6.250%	11.4710	07/22/27	2,428,414
1,097,499	Energy Acquisition LP, Second Lien Initial Term Loan (g),(h)	3M SOFR + 8.500%	13.8640	06/26/26	858,793
					3,287,207
	PERSONAL PRODUCTS — 0.5%
1,994,911	Journey Personal Care Corp TL 1L (i)	3M US L + 4.250%	9.7760	03/01/28	1,718,330

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	BANK LOANS — 21.0% (Continued)
	RETAIL — 0.9%
3,157,895	LSF9 Atlantis Holdings, LLC (g),(h)	3M SOFR + 7.250%	12.1480	03/31/29	$ 3,130,263

	SERVICES — 3.0%
4,286,956	24 Seven, Inc., Term Loan(a),(e),(g)	1M SOFR + 6.000%	11.2600	11/16/27	4,266,881
999,970	Convergint Technologies LLC, Second Lien Term Loan(g),(h)	1M SOFR + 6.750%	12.0180	03/30/29	890,599
1,500,000	EOS-Metasource Intermediate, Inc., DDC(a),(e),(g),(i)	3M SOFR + 6.250%	11.2457	05/17/27	1,427,250
3,456,250	EOS-Metasource Intermediate, Inc., TL(a),(e),(g)	1M SOFR + 6.250%	11.5180	05/17/27	3,296,948
					9,881,678
	TECHNOLOGY — 1.8%
3,000,000	Exponential Power, Inc., TL (a),(e),(g)	3M SOFR + 6.500%	11.6720	05/12/26	2,943,000
800,000	Redstone HoldCo 2 LP, Second Lien Initial TL (g),(h)	3M US L + 7.750%	13.0420	04/27/29	505,332
721,896	RumbleON, Inc. Delay Draw Term Loan(a),(e),(g),(i)	3M SOFR + 8.250%	13.4090	08/31/26	667,754
1,652,672	RumbleON, Inc. TL(a),(e),(g)	3M SOFR + 8.250%	13.4090	08/31/26	1,528,721
					5,644,807
	TRANSPORTATION — 0.7%
2,167,683	Reception Purchaser, LLC (g),(h)	3M SOFR + 6.000%	11.2530	03/24/28	2,091,677

	TOTAL BANK LOANS (Cost $69,441,895)				67,020,219

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED LOAN OBLIGATIONS - DEBT — 22.9%
1,000,000	Allegro CLO XII, Ltd., Class E(a),(g),(j)	3M US L + 7.100%	12.3610	01/21/32	923,983
4,000,000	Atlas Senior Loan Fund XX, Ltd., Class(a),(g)	3M SOFR + 9.430%	14.4580	10/19/35	3,873,696
1,000,000	Barings Middle Market CLO, Ltd. 2021-I, Class D D(g),(h),(j)	3M US L + 8.650%	13.9000	07/20/33	959,384
2,500,000	Birch Grove CLO 6 Ltd Series 6A E(a),(g),(j),(i)	3M SOFR + 8.930%	13.9257	07/07/35	2,425,000
4,250,000	Carlyle US CLO 2022-4, Ltd., Class E(g),(h),(j)	3M SOFR + 8.150%	13.0790	07/22/34	4,192,573
2,000,000	Carlyle US CLO 2022-6, Ltd., Class E(a),(g),(h),(j)	3M SOFR + 8.630%	13.2320	10/25/34	2,005,489
5,285,000	CFIP CLO 2017-1, Ltd., Class ER(g),(h),(j)	3M US L + 7.300%	12.5620	10/18/34	4,607,571
9,100,000	Elevation CLO 2022-16, Ltd., Class E(g),(h),(j)	3M SOFR + 8.300%	13.3680	07/25/34	8,752,867
6,000,000	Empower CLO 2022-1, Ltd., Class E(g),(h),(j)	6M SOFR + 8.550%	13.5980	10/20/34	5,809,389
3,000,000	Empower CLO 2023-1, Ltd., Class D(a),(g),(h),(j)	3M SOFR + 5.500%	10.5680	04/25/36	3,006,843

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED LOAN OBLIGATIONS - DEBT — 22.9% (Continued)
500,000	Flatiron CLO 20, Ltd., Class E(g),(h),(j)	3M US L + 7.850%	13.2290	11/20/33	$ 500,587
2,000,000	Ivy Hill Middle Market Credit Fund XVIII, Ltd., Class E(g),(j)	3M US L + 7.750%	13.0230	04/22/33	1,811,201
1,250,000	LCM 31, Ltd., Class E(g),(h),(j)	3M SOFR + 7.08%	12.3300	01/20/32	1,100,869
5,500,000	LCM 38, Ltd., Class E(g),(h),(j)	3M US L + 7.80%	13.3360	07/15/34	5,284,138
600,000	Madison Park Funding XLVII, Ltd., Class E(g),(h),(j)	3M US L + 7.460%	12.7250	01/19/34	583,987
2,500,000	MCF CLO VII LLC, Class ER(g),(h),(j)	3M SOFR + 9.150%	14.4000	07/20/33	2,434,297
3,500,000	Monroe Capital Mml CLO X, Ltd., Class ER ER(a),(g),(h),(j)	3M SOFR + 8.750%	13.8790	05/20/34	3,309,946
2,250,000	Northwoods Capital 25, Ltd., Class E(g),(h),(j)	3M US L + 7.140%	12.3900	07/20/34	1,989,549
500,000	OCP CLO 2020-20, Ltd., Class E(g),(h),(j)	3M US L + 7.660%	12.8580	10/09/33	490,979
3,000,000	PennantPark CLO III, Ltd., Class E(g),(h),(j)	3M US L + 8.140%	13.4130	10/22/32	2,815,726
2,000,000	PPM CLO 2022-6, Ltd., Class E(g),(h),(j)	3M SOFR + 8.210%	13.2057	01/20/31	1,923,190
400,000	Regatta Funding LP 2013-2A, Class DR2(a),(g),(h),(j)	3M US L + 6.950%	12.2100	01/15/29	374,550
7,000,000	Regatta XXII Funding, Ltd., Class E(a),(g),(h),(j)	3M SOFR + 7.190%	12.2380	07/20/35	6,638,512
2,800,000	Sandstone Peak II Ltd 2023-2(a),(g),(j)	3M SOFR + 8.790%	13.9380	07/20/36	2,720,370
2,000,000	Saratoga Investment Corp. CLO 2013-1, Ltd., Class F1R3(g),(h),(j)	3M US L + 10.000%	15.2500	04/20/33	1,674,087
500,000	VCP CLO II, Ltd., Class E(a),(g),(h),(j)	3M US L + 8.400%	13.6700	04/15/31	480,803
3,000,000	Venture 45 CLO, Ltd., Class E(a),(g),(j)	3M SOFR + 7.700%	12.7480	07/20/35	2,274,000
	TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $74,447,874)				72,963,586

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED LOAN OBLIGATIONS - EQUITY — 6.0%
4,060,000	Allegro CLO XV, Ltd., Class SUB (a),(g),(j),(k)		20.8900	07/20/35	3,122,952
2,980,000	Apex Credit CLO 2021, Ltd., Class SUB (a),(g),(j),(k)		18.7100	07/18/34	1,898,260
3,000,000	Atlas Senior Loan Fund XVII, Ltd., Class SUB (a),(g),(j),(k)		21.7100	10/20/34	1,977,300
5,500,000	Dryden 98 CLO, Ltd., Class SUB (a),(g),(j),(k)		19.7400	04/20/35	4,205,299
3,662,266	Elevation CLO 2021-15, Ltd., Class SUB (a),(g),(j),(k)		16.5100	01/05/35	1,945,762
250,000	LCM 31, Ltd., Class INC (a),(g),(j),(k)		24.5400	01/20/32	138,113
2,750,000	Marble Point CLO XXI, Ltd., Class Inc (a)(g),(j),(k)		16.4700	10/17/51	1,616,863
4,955,615	Steele Creek CLO 2022-1, Ltd., Class SUB (a),(g),(j),(k)		20.8100	04/15/35	3,286,564
2,300,000	Trinitas CLO VIII, Ltd., Class SUB (a),(g),(j),(k)		19.2200	07/20/2117	815,925
	TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $22,894,335)				19,007,038

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 19.8%
391,000	BPR Trust 2021-TY, Class D(g),(h),(j)	1M US L + 2.450%	7.5430	09/09/23	$364,329
1,785,235	BX Trust 2022-PSB, Class E(g),(h),(j)	1M SOFR + 6.337%	11.4840	08/09/24	1,781,411
3,570,470	BX Trust 2022-PSB, Class F(g),(h),(j)	1M SOFR + 7.333%	12.4800	08/09/24	3,544,096
1,380,514	BX Trust 2023-VLT2, Class C(g),(h),(j)	1M SOFR + 4.176%	9.2350	06/15/25	1,375,145
2,098,537	BX Trust 2023-VLT2, Class D(g),(h),(j)	1M SOFR + 4.774%	9.8330	06/15/25	2,090,375
520,949	BX Trust 2023-VLT2, Class E(g),(h),(j)	1M SOFR + 5.871%	10.9300	06/15/25	518,936
3,893,522	Campus Drive Secured Lease-Backed Pass-Though Trust, Series C (h),(j)		6.9120	06/15/58	2,340,396
500,000	Capital Funding Mortgage Trust 2021-21, Class B B (g),(h),(j)	1M US L + 13.250%	17.2840	11/05/23	491,200
400,000	CSMC 2020-TMIC, Class C(g),(h),(j)	1M US L + 6.750%	12.3570	12/09/23	396,061
4,500,000	CXP Trust 2022-CXP1, Class E(g),(h),(j)	1M SOFR + 4.545%	9.6910	12/09/23	3,804,401
1,500,000	CXP Trust 2022-CXP1, Class F(g),(h),(j)	1M SOFR + 5.461%	10.6080	12/09/23	1,016,714
192,748	Extended Stay America Trust 2021-ESH, Class D CLASS D(g),(h),(j)	1M US L + 2.25%	7.4440	07/09/23	188,163
2,987,587	Extended Stay America Trust 2021-ESH, Class E E(g),(h),(j)	1M US L + 2.850%	8.0440	07/09/23	2,899,900
9,513,201	Extended Stay America Trust 2021-ESH, Class F F(g),(h),(j)	1M US L + 3.700%	8.8940	07/09/23	9,143,413
4,034,600	ILPT Commercial Mortgage Trust 2022-LPF2, Class E(g),(h),(j)	1M SOFR + 5.940%	11.0870	10/09/24	3,968,910
4,691,465	LAQ 2023-LAQ Mortgage Trust, Class D(g),(h),(j)	1M SOFR + 4.188%	9.3350	03/09/25	4,636,679
3,710,000	One New York Plaza Trust 2020-1NYP, Class B(g),(h),(j)	1M SOFR + 4.912%	9.9773	01/09/24	3,380,543
3,400,000	One New York Plaza Trust 2020-1NYP, Class C(g),(h),(j)	1M SOFR + 6.884%	11.9493	01/09/24	2,902,033
1,500,000	One New York Plaza Trust 2020-1NYP, Class D(g),(h),(j)	1M SOFR + 6.162%	11.2273	01/09/24	1,279,547
2,900,000	PGA National Resort Trust 2023-RSRT, Class C(g),(h),(j)	1M SOFR + 3.789%	8.9360	04/15/25	2,898,414
1,370,000	PGA National Resort Trust 2023-RSRT, Class D(g),(h),(j)	1 M SOFR + 4.588%	9.7340	04/15/25	1,368,188
1,811,000	TWO VA Repack Trust Class B-2, Series B2 (h),(j),(l)		0.00	11/15/33	598,354
179,036	VA Gilbert AZ Subordinated Note Lease-Backed Pass -Through Trust (h),(j)		12.9970	03/15/34	205,515
4,010,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class D(g),(h),(j)	1M SOFR + 7.818%	12.8833	05/09/24	3,683,153
1,000,000	Wells Fargo Commercial Mortgage Trust 2021-FCMT, Class F(g),(h),(j)	1M US L + 5.900%	11.0930	05/09/24	916,322
7,500,000	WMRK Commercial Mortgage Trust 2022-WMRK, Class E(g),(h),(j)	1M SOFR + 5.676%	10.8230	11/09/24	7,444,536
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,247,506)				63,236,734

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Principal Amount ($)					Fair Value
	DIRECT REAL ESTATE — 23.6%
6,672,288	1902 Park Avenue (Los Angeles) Owner, L.P.(b)				$7,314,302
5,100,255	3816-3822 W Jefferson Blvd				4,502,280
3,713,811	4707 W Jefferson Blvd(c)				2,764,334
4,573,424	4901 W Jefferson Blvd - Los Angeles, CA(c)				3,758,691
15,020,360	Del Mar Terrace - Phoenix, AZ(b),(i)				17,466,034
13,648,748	EPIC Dallas(b)				19,643,670
16,183,054	Sora Multifamily Residential Property				14,088,980
5,079,598	Vale at the Parks - DC(b)				5,469,306
	TOTAL DIRECT REAL ESTATE (Cost $70,218,154)				75,007,597

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	LOAN ACCUMULATION FACILITY — 1.3%
373,750	Allegro CLO XVI, Ltd, Warehouse(a),(e),g)	6M SOFR + 14.500%	19.2834	05/05/25	373,750
4,000,000	Brightwood Capital MM CLO 2022-11, LTD Class B LND(a),(e),(g),(j)		0.00	12/31/32	3,930,000
					4,303,750
	TOTAL LOAN ACCUMULATION FACILITY (Cost $4,373,750)

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	REAL ESTATE-RELATED SECURITIES — 7.5%
	OTHER — 7.5%
1,645,000	IENTC 2, LLC(b),(e),(g)	1M SOFR + 9.750%	14.8520	03/31/31	1,645,000
6,815,000	IENTC 2, LLC DDTL B-1(b),(e),(g),(i)	1M SOFR + 9.750%	14.8520	03/31/31	6,815,000
10,376,845	Society Las Olas - PMG Greybook Riverfront I LLC(b),(e),(g)	1M SOFR + 1.470%	6.5130	10/07/23	10,362,317
5,231,984	Society Las Olas 301 - S 1st Avenue Holdings LLC(b),(e),(g)	1M SOFR + 6.820%	11.8670	09/23/23	5,224,660
	TOTAL REAL ESTATE-RELATED SECURITIES (Cost $24,046,326)				24,046,977

CIM REAL ASSETS & CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2023

Shares		Expiration Date	Exercise Price	Fair Value
		WARRANT — 0.0%(m)
		INTERNET MEDIA & SERVICES - 0.0% (m)
7,576	RumbleON, Inc. Strike Price $33.00(a),(e)	07/25/2023	$ 100.00	$ 9
		TOTAL WARRANT (Cost $83,469)

		SHORT-TERM INVESTMENTS — 11.6%
		MONEY MARKET FUNDS - 11.6%
37,100,933		First American Treasury Obligations Fund, Class Z, 5.00% (Cost $37,100,933)(n)		37,100,933

		TOTAL INVESTMENTS - 116.2% (Cost $375,460,230)		$ 370,771,918
		LIABILITIES IN EXCESS OF OTHER ASSETS - (16.2)%		(51,631,087)
		NET ASSETS - 100.0%		$ 319,140,831

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
REIT	- Real Estate Investment Trust

1 M SOFR	1 M SOFR
1M SOFR	1 Month SOFR
1M US L	1 Month LIBOR
3M SOFR	3 Month SOFR
3M US L	3 Month LIBOR

(a)	A co-investment, completed under an order for exemptive relief granted by the SEC, that is advised by the OFS Adviser.
(b)	A co-investment, completed under an order for exemptive relief granted by the SEC, that is advised by the CIM Sub-Adviser.
(c)	Non-income producing security.
(d)	Intentionally omitted.
(e)	Restricted security.
(f)	Investment in affiliate. See also footnotes (a), (b) and (h)
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)	A co-investment under the “Mass Mutual” no action letters.
(i)	This Investment or portion thereof was not funded as of June 30, 2023. The Fund had $13,061,797 at par value in unfunded commitments as of June 30, 2023.
(j)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the total market value of 144A securities is 159,511,108 or 50.0% of net assets.
(k)	CLO subordinated notes are residual positions in the CLO vehicle. CLO subordinated notes are entitled to distributions that are generally equal to the residual cash flows of the underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these distributions in addition to the estimated amount of terminal distribution. Effective yields for the CLO equity positions are updated generally once a quarter in connection with a transaction, such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields are periodically adjusted based on information reported by the CLO as of the date of determination.
(l)	Zero coupon bond.
(m)	Percentage rounds to less than 0.1%.
(n)	Rate disclosed is the seven day effective yield as of June 30, 2023.

CIM REAL ESTATE ASSET & CREDIT FUND
Restricted Securities

Issuer Description	Acqusition Date	Cost	Market Value	Market Value as a Percentage of Net Assets
24 Seven, Inc., Term Loan	1/28/2022	$ 4,263,379	$ 4,266,882	1.34%
AIDC Intermediate Co. 2, LLC, Term Loan	7/22/2022	2,446,667	2,428,414	0.76%
Allegro CLO XVI, Ltd, Warehouse	5/5/2023	373,750	373,750	0.12%
Boca Home Care Holdings Revolver	2/25/2022	574,839	564,213	0.18%
Boca Home Care Holdings, Inc. DDTL	2/25/2022	4,969,303	4,891,726	1.53%
Boca Homecare Holdings, Inc. (Equity)	2/25/2022	580,645	568,515	0.18%
CGA Holdings, Inc., Class A	3/3/2023	155,086	155,086	0.05%
CVAUSA Management, LLC Primary DDTL	5/22/2023	1,535,715	1,535,715	0.48%
CVAUSA Management, LLC Secondary DDTL	5/22/2023	642,857	642,857	0.20%
CVAUSA Management, LLC, Revolver, TL	5/22/2023	285,714	277,143	0.09%
CVAUSA Management, LLC, Term Loan	5/22/2023	1,490,438	1,489,643	0.47%
EOS-Metasource Intermediate, Inc., DDC	5/17/2022	1,485,000	1,427,250	0.45%
EOS-Metasource Intermediate, Inc., TL	5/17/2022	3,436,171	3,296,948	1.03%
Exponential Power, Inc., TL	5/17/2023	2,944,972	2,943,000	0.92%
Honor HN Buyer, Inc. Delayed Draw Term Loan	10/15/2021	1,508,592	1,521,415	0.48%
Honor HN Buyer, Inc. Revolver	10/15/2021	132,013	132,013	0.04%
Honor HN Buyer, Inc. Term Loan	10/15/2021	1,116,903	1,141,213	0.36%
IENTC 1, LLC	3/31/2022	3,763,895	5,423,637	1.70%
IENTC 2, LLC	3/31/2022	1,645,000	1,645,000	0.52%
IENTC 2, LLC DDTL B-1	3/31/2022	6,815,000	6,815,000	2.14%
Kreg LLC, Revolver	12/20/2021	162,228	151,239	0.05%
Kreg LLC, Term Loan	12/20/2021	2,025,990	1,890,729	0.59%
One GI Intermediate LLC, Revolver Upsize	12/13/2021	333,333	309,833	0.10%
One GI Intermediate LLC, Tranche B DDTL	12/13/2021	1,715,118	1,606,292	0.50%
One GI Intermediate LLC, Tranche C DDTL	12/13/2021	916,606	852,042	0.27%
PSB Group, LLC, Term Loan (Last Out) - May 2023	5/1/2023	1,980,782	1,980,000	0.62%
Rumbleon, INC. TL	8/31/2021	1,586,249	1,528,721	0.48%
RumbleOn, Inc., Delayed Draw Term Loan	8/31/2021	721,896	667,754	0.21%
RumbleON, Inc., Warrant	8/31/2021	83,469	9	0.00%
Shiftkey, Revolver	6/21/2022	147,059	145,250	0.05%
Shiftkey, Term Loan	6/21/2022	2,316,117	2,306,570	0.72%
Society Las Olas - PMG Greybook Riverfront I LLC	9/23/2021	10,354,806	10,362,318	3.25%
Society Las Olas 301 - S 1st Avenue Holdings LLC	6/7/2022	5,231,984	5,224,660	1.64%
Spear Education Holdings, LLC Term A Loan	2/10/2023	2,922,094	2,921,578	0.92%
Spectrum Vision Partners, LLC	4/28/2023	3,963,511	3,960,000	1.24%
SS Acquisition LLC, Delayed Draw Term Loan	12/30/2021	1,429,591	1,444,176	0.45%
SS Acquisition LLC, Term Loan	12/30/2021	2,975,470	2,961,900	0.93%
		$ 79,032,242	$ 79,852,491	25.06%

Other than as described above, we do not "control" and are not an "affiliate" of any of our portfolio investments, each as defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to "control" a portfolio investment if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio investment if we owned 5% or more of its voting securities.

CIM REAL ESTATE ASSET & CREDIT FUND
TOTAL RETURN SWAP (a)						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Value	Depreciation
Citibank, N.A.	ABG Intermediate Holdings 2 LLC TLB 1L, 3M SOFR + 4.00	$ 627,572	3M US L + 1.35%	12/21/2028	$ 627,023	$ 8,517
Citibank, N.A.	ABG Intermediate Holdings 2 LLC, TL B 2 DDTL, 3M SOFR + 4.00	205,761	3M US L + 1.35%	12/21/2028	205,581	2,906
Citibank, N.A.	Academy, Ltd., 1M US L + 3.75 (b)	565,833	3M US L + 1.35%	11/5/2027	568,733	819
Citibank, N.A.	Acrisure LLC, 1M US L + 3.50	587,879	3M US L + 1.35%	2/15/2027	572,185	(14,205)
Citibank, N.A.	Acrisure LLC, 1M US L + 3.75	549,767	3M US L + 1.35%	2/15/2027	537,398	(8,452)
Citibank, N.A.	Acrisure LLC, 1M US L + 4.25	148,125	3M US L + 1.35%	2/15/2027	145,471	(1,836)
Citibank, N.A.	ADMI Corp. TLB3 1L, 1M US L + 3.75	794,355	3M US L + 1.35%	12/23/2027	744,374	(46,972)
Citibank, N.A.	Advantage Sales & Marketing, Inc., 3M US L + 4.50	759,518	3M US L + 1.35%	10/28/2027	716,324	(34,186)
Citibank, N.A.	Aegion Corp., 1M US L + 4.75 (b)	432,450	3M US L + 1.35%	5/17/2028	420,423	(10,632)
Citibank, N.A.	AHP Health Partners, Inc., 1M US L + 3.50	285,975	3M US L + 1.35%	8/24/2028	285,546	389
Citibank, N.A.	Allen Media LLC, 3M US L + 5.50	1,516,685	3M US L + 1.35%	2/10/2027	1,314,102	(191,174)
Citibank, N.A.	Allied Universal Holdco LLC, 1M SOFR + 3.75	492,500	3M US L + 1.35%	5/14/2028	479,641	(10,911)
Citibank, N.A.	Amentum Government Services Holdings LLC TLB 1L, 3M SOFR + 4.00	350,294	3M US L + 1.35%	2/15/2029	343,288	(5,531)
Citibank, N.A.	American Axle & Manufacturing, Inc., TL, 3M SOFR + 3.50	503,183	3M US L + 1.35%	12/13/2029	502,554	8,510
Citibank, N.A.	AMYNTA AGENCY BORROWER INC, TLB, 1M SOFR + 5.00	162,698	3M US L + 1.35%	2/28/2028	158,632	541
Citibank, N.A.	AP Core Holdings II LLC, 1M US L + 5.50	1,122,063	3M US L + 1.35%	9/1/2027	1,083,498	(28,931)
Citibank, N.A.	Applovin Corp., 1M US L + 3.35	193,924	3M US L + 1.35%	8/15/2025	194,091	111
Citibank, N.A.	Aramark Intermediate HoldCo Corp., 1M US L + 1.75	131,764	3M US L + 1.35%	3/11/2025	131,764	660
Citibank, N.A.	Arches Buyer, Inc., 1M SOFR + 3.25	596,201	3M US L + 1.35%	12/6/2027	576,452	(17,721)
Citibank, N.A.	Asurion LLC, 1M US L + 3.00	131,034	3M US L + 1.35%	11/3/2024	131,066	308
Citibank, N.A.	Asurion, LLC TLB 1L, 1M SOFR + 4.00	621,875	3M US L + 1.35%	8/21/2028	590,197	(3,999)
Citibank, N.A.	Athenahealth Group Inc. 1L, 1M SOFR + 3.50	54,348	3M US L + 1.35%	2/15/2029	52,446	(1,630)
Citibank, N.A.	Athenahealth Group Inc. TLB 1L, 1M SOFR + 3.50	442,400	3M US L + 1.35%	2/15/2029	426,916	(13,710)
Citibank, N.A.	Athletico Physical Therapy TLB, 3M SOFR + 4.25	902,273	3M US L + 1.35%	2/15/2029	737,608	(160,860)
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 4.00	236,808	3M US L + 1.35%	9/22/2028	235,920	11,686
Citibank, N.A.	Autokiniton US Holdings, Inc., 1M SOFR + 4.50	1,077,968	3M US L + 1.35%	4/6/2028	1,073,522	(6,858)
Citibank, N.A.	Axalta Coating Systems US Holdings, Inc., 3M SOFR + 3.00	231,250	3M US L + 1.35%	12/20/2029	232,027	2,965
Citibank, N.A.	Bakemark Holdings, Inc., 3M SOFR + 4.00	493,750	3M US L + 1.35%	9/5/2028	488,380	(3,422)
Citibank, N.A.	Banijay Entertainment S.A.S., Banijay 1L, 1M SOFR + 3.85	362,617	3M US L + 1.35%	3/2/2028	360,804	1,813
Citibank, N.A.	Bausch Health Companies Inc. 1L TLB, 1M SOFR + 5.25	748,557	3M US L + 1.35%	2/1/2027	567,631	(174,768)
Citibank, N.A.	BCPE North Star US Holdco 2, Inc. TL 1L, 3M US L + 4.00 (b)	953,340	3M US L + 1.35%	6/9/2028	878,660	(70,494)
Citibank, N.A.	Naked Juice LLC 3M SOFR + 3.25	990,000	3M US L + 1.35%	1/24/2029	924,526	(63,413)
Citibank, N.A.	BJ's Wholesale Club, Inc., 1M SOFR + 2.75	198,598	3M US L + 1.35%	2/3/2027	199,218	915
Citibank, N.A.	BROOKFIELD WEC HOLDINGS INC TL 1L, 1M SOFR + 3.75	207,292	3M US L + 1.35%	8/1/2025	207,732	6,245
Citibank, N.A.	BROWN GROUP HOLDING, LLC TLB2 1L, 1M SOFR + 3.75	200,000	3M US L + 1.35%	7/2/2029	199,857	1,842
Citibank, N.A.	Burlington Coat Factory Warehouse Corp., 1M US L + 2.00	540,375	3M US L + 1.35%	6/26/2028	539,024	726
Citibank, N.A.	CCRR Parent, Inc. TLB, 1M US L + 3.75	882,387	3M US L + 1.35%	3/5/2028	851,503	(32,218)
Citibank, N.A.	CDK GLOBAL, INC.TLB 1L, 3M SOFR + 4.25	254,363	3M US L + 1.35%	7/6/2029	253,948	5,643
Citibank, N.A.	Chart Industries, Inc., 1M SOFR + 3.75	200,000	3M US L + 1.35%	3/15/2030	200,083	4,122
Citibank, N.A.	Charter Next Generation, Inc., 3M US L + 4.25	736,218	3M US L + 1.35%	12/1/2027	731,389	521
Citibank, N.A.	CHG Healthcare Services, Inc., 1M US L + 3.25	347,647	3M US L + 1.35%	9/29/2028	346,387	112
Citibank, N.A.	City Brewing Co. LLC, 3M US L + 3.50 (b)	218,889	3M US L + 1.35%	4/5/2028	144,467	(75,223)
Citibank, N.A.	Clarios Global LP TL, 1M SOFR + 3.75	288,462	3M US L + 1.35%	5/6/2030	288,146	1,106
Citibank, N.A.	Clydesdale Acquisition Holdings, Inc., 1M SOFR + 4.18	814,387	3M US L + 1.35%	4/13/2029	802,949	12,655
Citibank, N.A.	Compass Power Generation LLC, 1M SOFR + 4.25	449,048	3M US L + 1.35%	4/14/2029	448,662	11,278
Citibank, N.A.	Conduent Business Services LLC, 1M US L + 4.25 (b)	493,750	3M US L + 1.35%	10/15/2028	488,403	(1,014)
Citibank, N.A.	Connect Finco Sarl, 1M US L + 3.50	732,399	3M US L + 1.35%	12/12/2026	732,857	(901)
Citibank, N.A.	DG Investment Intermediate Holdings 2, Inc., 1M SOFR + 3.75	742,368	3M US L + 1.35%	3/31/2028	730,304	(11,486)
Citibank, N.A.	Core & Main LP, 1M SOFR + 2.50	409,375	3M US L + 1.35%	7/27/2028	408,225	(361)
Citibank, N.A.	Corel Corp., 3M SOFR + 5.00	640,771	3M US L + 1.35%	7/2/2026	585,203	(31,211)
Citibank, N.A.	CoreLogic, Inc., 1M US L + 3.50	492,500	3M US L + 1.35%	6/2/2028	445,836	(45,586)
Citibank, N.A.	CORGI BIDCO, INC.TL 1L, 3M SOFR + 5.00	800,000	3M US L + 1.35%	10/15/2029	747,000	(8,154)
Citibank, N.A.	Cornerstone Building Brands, Inc., 1M SOFR + 3.25	277,071	3M US L + 1.35%	4/12/2028	266,336	21,622
Citibank, N.A.	Covanta Holding Corporation, TLB, 1M SOFR + 3.00	62,016	3M US L + 1.35%	11/30/2028	61,851	455
Citibank, N.A.	Covanta Holding Corporation, TLC, 1M SOFR + 3.00	4,651	3M US L + 1.35%	11/30/2028	4,639	34
Citibank, N.A.	CP Atlas Buyer, Inc., 1M SOFR + 3.75	393,650	3M US L + 1.35%	11/23/2027	371,606	(22,044)
Citibank, N.A.	Dave & Buster's, Inc. TLB 1L, 1M SOFR + 5.00	264,667	3M US L + 1.35%	6/29/2029	265,164	12,384
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. 1L, 3M SOFR + 4.25	55,266	3M US L + 1.35%	3/26/2029	54,720	(546)
Citibank, N.A.	Dermatology Intermediate Holdings III, Inc. TLB 1L, 1M SOFR + 4.25	295,130	3M US L + 1.35%	3/26/2029	292,215	2,161
Citibank, N.A.	DexKo Global Inc., TL, 3M SOFR + 6.50 (b)	169,918	3M US L + 1.35%	10/4/2028	167,051	8,393
Citibank, N.A.	DexKo Global Inc., TLB, 3M US L + 3.75	643,244	3M US L + 1.35%	10/4/2028	615,906	(25,890)
Citibank, N.A.	DIRECTV Financing LLC, 1M US L + 5.00	958,602	3M US L + 1.35%	8/2/2027	939,296	(17,167)
Citibank, N.A.	Diversitech Holdings, Inc., 3M US L + 3.75	297,257	3M US L + 1.35%	12/22/2028	288,872	(7,137)
Citibank, N.A.	East West Manufacturing, LLC TLB 1L, 1M SOFR + 5.75 (b)	648,214	3M US L + 1.35%	12/22/2028	515,330	(127,366)
Citibank, N.A.	Element Materials Tech Group US Holdings Delayed TL, 3M SOFR + 4.25 (b)	55,588	3M US L + 1.35%	6/22/2029	54,615	(973)

CIM REAL ESTATE ASSET & CREDIT FUND
TOTAL RETURN SWAP (a) (continued)						Net Unrealized
		Notional		Termination		Appreciation
Counterparty	Reference Entity/Obligation	Amount	Fund Pays	Date	Value	Depreciation
Citibank, N.A.	Element Materials Tech Group US Holdings Inc. TL, 3M SOFR + 4.25	$ 120,441	3M US L + 1.35%	6/22/2029	$ 118,333.0	$ (1,552)
Citibank, N.A.	Fertitta Entertainment, LLC TLB 1L, 1M SOFR + 4.00	344,348	3M US L + 1.35%	1/29/2029	340,510	(3,120)
Citibank, N.A.	Gainwell Acquisition Corp., 1M SOFR + 4.25	496,250	3M US L + 1.35%	2/1/2029	491,908	(151)
Citibank, N.A.	Garda World Security Corp., 1M SOFR + 4.25	592,598	3M US L + 1.35%	10/30/2026	590,376	(2,762)
Citibank, N.A.	Charlotte Buyer, Inc.; Curo Health Services, LLC, 1M SOFR + 5.25	997,500	3M US L + 1.35%	2/11/2028	979,296	43,040
Citibank, N.A.	Great Outdoors Group, LLC TLB 1L, 1M US L + 3.75	1,481,203	3M US L + 1.35%	3/6/2028	1,471,945	(1,150)
Citibank, N.A.	Help/Systems Holdings, Inc., 3M SOFR + 4.00	489,899	3M US L + 1.35%	11/19/2026	448,258	(41,641)
Citibank, N.A.	Hunter Douglas Inc. TLB 1L, 3M SOFR +3.50	496,250	3M US L + 1.35%	2/25/2029	473,145	(21,014)
Citibank, N.A.	Indy US Holdco LLC, 1M SOFR + 6.25	612,309	3M US L + 1.35%	3/5/2028	581,185	36,230
Citibank, N.A.	Indy US Holdco LLC, 1M SOFR + 6.25	296,782	3M US L + 1.35%	3/5/2028	281,697	16,295
Citibank, N.A.	Ivanti Software, Inc., 1M US L + 4.25	660,000	3M US L + 1.35%	12/1/2027	559,297	(99,420)
Citibank, N.A.	Jadex, Inc., 1M US L + 4.75 (b)	361,310	3M US L + 1.35%	2/11/2028	326,762	(33,146)
Citibank, N.A.	KKR Apple Bidco, LLC, 1M SOFR + 2.75	949,519	3M US L + 1.35%	9/22/2028	942,906	(5,096)
Citibank, N.A.	KNS Midco Corp., 1M SOFR + 6.25 (b)	577,500	3M US L + 1.35%	4/16/2027	476,920	(100,580)
Citibank, N.A.	LBM Acquisition LLC, 1M US L + 3.75	636,863	3M US L + 1.35%	12/17/2027	613,312	(22,938)
Citibank, N.A.	Liftoff Mobile, Inc., 1M SOFR + 3.75	492,500	3M US L + 1.35%	10/2/2028	418,113	(72,969)
Citibank, N.A.	LogMeIn, Inc. TLB, 1M US L + 4.75	685,475	3M US L + 1.35%	8/13/2027	432,230	(253,777)
Citibank, N.A.	LSCS Holdings, Inc., 1M US L + 4.50 (b)	145,625	3M US L + 1.35%	12/16/2028	142,530	(2,491)
Citibank, N.A.	LSF11 A5 HOLDCO LLC, TLB, 1M SOFR + 4.25	153,846	3M US L + 1.35%	10/15/2028	152,949	3,112
Citibank, N.A.	LSF9 ATLANTIS HOLDINGS, LLC, 3M SOFR + 7.25	1,184,211	3M US L + 1.35%	3/29/2029	1,173,849	28,582
Citibank, N.A.	Madison IAQ LLC, 6M US L + 3.25	645,206	3M US L + 1.35%	6/21/2028	632,785	(8,531)
Citibank, N.A.	McAfee Corp. TLB 1L, 1M SOFR + 3.75	916,154	3M US L + 1.35%	3/1/2029	878,871	(33,417)
Citibank, N.A.	Magenta Buyer LLC, 3M US L + 4.75	799,644	3M US L + 1.35%	7/27/2028	604,731	(192,463)
Citibank, N.A.	McGraw-Hill Education, Inc., 1M US L + 4.75	940,006	3M US L + 1.35%	7/28/2028	883,606	(48,951)
Citibank, N.A.	MH Sub I LLC, 1M SOFR + 4.25	199,254	3M US L + 1.35%	4/25/2028	191,433	(2,839)
Citibank, N.A.	Midwest Physician Administrative Services LLC, 3M US L + 3.25	722,420	3M US L + 1.35%	3/13/2028	667,697	(54,930)
Citibank, N.A.	Gainwell Acquisition Corp., 3M SOFR + 4.00	232,326	3M US L + 1.35%	10/1/2027	229,131	(3,562)
Citibank, N.A.	Mitchell International, Inc., 1M US L + 3.75	660,000	3M US L + 1.35%	10/16/2028	646,595	(9,468)
Citibank, N.A.	Medline Industries, LP, Term Loan, 1M US L + 3.25	866,250	3M US L + 1.35%	10/23/2028	857,315	(6,773)
Citibank, N.A.	Olaplex, Inc TL 1L, 1M SOFR + 3.50	357,916	3M US L + 1.35%	2/17/2029	337,112	(14,427)
Citibank, N.A.	Oldcastle Building Envelope Inc TLB 1L, 3M SOFR +4.50	497,500	3M US L + 1.35%	4/30/2029	486,928	4,620
Citibank, N.A.	AI Aqua Merger Sub, Inc., 1M SOFR + 3.75	746,384	3M US L + 1.35%	7/31/2028	733,695	(8,163)
Citibank, N.A.	PetSmart LLC, 1M SOFR + 3.75	1,280,211	3M US L + 1.35%	2/11/2028	1,279,949	3,474
Citibank, N.A.	Pitney Bowes INC.TL, 1M SOFR + 4.00	751,811	3M US L + 1.35%	3/17/2028	698,244	(50,619)
Citibank, N.A.	Pretium PKG Holdings, Inc., 1M US L + 4.00	277,193	3M US L + 1.35%	10/2/2028	208,966	(67,126)
Citibank, N.A.	Primary Products Finance LLC, 3M SOFR+ 4.00	250,536	3M US L + 1.35%	4/2/2029	250,170	1,762
Citibank, N.A.	Proofpoint, Inc., 1M US L + 3.25	705,357	3M US L + 1.35%	8/31/2028	691,543	(11,359)
Citibank, N.A.	Quest Borrower Limited TL 1L, 3M SOFR + 4.25	992,500	3M US L + 1.35%	2/1/2029	775,391	(208,795)
Citibank, N.A.	Redstone Holdco 2 LP, 3M US L + 4.75	706,630	3M US L + 1.35%	4/27/2028	591,474	(113,634)
Citibank, N.A.	Ring Container Technologies Group LLC, 1M US L + 3.50	388,532	3M US L + 1.35%	8/12/2028	387,415	1,314
Citibank, N.A.	Roper Industrial Products Investment Co LLC, TL, 3M SOFR + 4.50	100,000	3M US L + 1.35%	11/22/2029	99,727	3,091
Citibank, N.A.	Rough Country, LLC 1L, 1M US L + 3.50(b)	1,255,766	3M US L + 1.35%	7/26/2028	1,219,663	(33,647)
Citibank, N.A.	Ryan Specialty Group LLC, 1M SOFR + 3.00	195,000	3M US L + 1.35%	9/1/2027	195,214	(11)
Citibank, N.A.	Scientific Games Holdings LP TLB 1L, 3M SOFR + 3.50	452,273	3M US L + 1.35%	4/4/2029	447,467	(4,800)
Citibank, N.A.	Sinclair Television Group, Inc. TLB4 1L, 1M SOFR + 3.75	596,122	3M US L + 1.35%	4/13/2029	451,562	(120,057)
Citibank, N.A.	Sitel Worldwide Corp., 1M US L + 3.75	675,429	3M US L + 1.35%	8/27/2028	662,342	(10,443)
Citibank, N.A.	Sovos Brands Intermediate, Inc., 3M US L + 3.50	353,075	3M US L + 1.35%	6/8/2028	350,552	(848)
Citibank, N.A.	Specialty Building Products Holdings LLC, 1M US L + 3.25	495,000	3M US L + 1.35%	10/15/2028	475,047	(18,777)
Citibank, N.A.	SRS Distribution Inc., 1M US L + 3.50	359,451	3M US L + 1.35%	6/2/2028	350,043	(7,413)
Citibank, N.A.	Sunshine Luxembourg VII S.a r.l., 3M US L + 3.75	954,310	3M US L + 1.35%	10/2/2026	950,736	(4,914)
Citibank, N.A.	Sunshine Software Merger SUB, Inc., TL, 1M US L + 3.75	688,435	3M US L + 1.35%	10/16/2028	643,260	(43,203)
Citibank, N.A.	Teneo Holdings LLC, 1M SOFR + 5.25	787,551	3M US L + 1.35%	7/12/2025	788,535	3,746
Citibank, N.A.	Tony's Fresh Market / Cardenas Markets TLB 1L, 3M SOFR + 6.75 (b)	995,000	3M US L + 1.35%	8/1/2029	988,572	47,987
Citibank, N.A.	Topgolf Callaway Brands Corp, TLB, 1M SOFR + 3.50	95,238	3M US L + 1.35%	3/15/2030	95,258	946
Citibank, N.A.	TransDigm Inc., TLH, 3M SOFR + 3.25	496,253	3M US L + 1.35%	2/22/2027	497,002	9,634
Citibank, N.A.	TricorBraun Holdings, Inc., 1M SOFR + 3.25	445,672	3M US L + 1.35%	3/3/2028	434,809	(7,309)
Citibank, N.A.	TruGreen LP, 1M SOFR + 4.00	377,924	3M US L + 1.35%	11/2/2027	348,824	(13,540)
Citibank, N.A.	TTM Technologies, Inc. TLB 1L, 3M SOFR + 2.75 (b)	83,333	3M US L + 1.35%	5/30/2030	83,333	827
Citibank, N.A.	U.S. Anesthesia Partners, Inc., 1M US L + 4.25	936,238	3M US L + 1.35%	10/2/2028	881,650	(50,880)
Citibank, N.A.	U.S. Silica Company TLB, 1M SOFR + 4.75	400,000	3M US L + 1.35%	3/25/2030	397,750	9,466
Citibank, N.A.	Virtusa Corporation TL 1L, 1M SOFR + 3.75	297,000	3M US L + 1.35%	2/15/2029	294,030	(400)
Citibank, N.A.	Watlow Electric Manufacturing Co., 3M SOFR + 3.75	1,041,250	3M US L + 1.35%	3/2/2028	1,032,399	(9,166)
Citibank, N.A.	WW International, Inc., 1M US L + 3.50	1,172,011	3M US L + 1.35%	4/13/2028	765,710	(406,238)
Citibank, N.A.	Xperi Corporation TLB , 1M US L + 3.50	809,414	3M US L + 1.35%	6/8/2028	806,888	(289)
Citibank, N.A.	Zelis Payments Buyer, Inc., 1M US L + 3.50	982,412	3M US L + 1.35%	9/30/2026	982,746	2,021
		$ 70,801,286			$ 66,847,268	$ (3,160,195)
(a) The Fund's interest in the total return swap transactions are held through a wholly-owned subsidiary of the Fund, RACR-FS, LLC, a Delaware Limited Liability Company.
(b) Security is classified as Level 3 in the Fund's fair value hierarchy (see Note 2).